Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Opening balance	$ 8,971,670	$ 9,037,931
Prior period acquisitions	0	(35,692)
Foreign exchange movement	7,464	(30,569)
Closing balance	$ 8,979,134	$ 8,971,670